Revenue from Contracts with Customers - Schedule of Deferred Revenue (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	¥ 351,400,097	$ 48,141,616	¥ 394,187,607
Initial fees received from franchisees owners [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	145,314,471	19,908,001	169,240,060
Cash received for membership fees and not recognized as revenue [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	103,514,777	14,181,466	126,864,736
Cash received for prepaid card and sublease [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	39,922,504	5,469,361	40,828,943
Deferred revenue related to the membership program [Member]
Schedule of Deferred Revenues [Line Items]
Total deferred revenue	¥ 62,648,345	$ 8,582,788	¥ 57,253,868